Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
July 8, 2024
Seamus O’Brien, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Funds Trust (“Trust” or “Registrant”)
	File Nos.:	811-23952 and 333-278528
	PEA No.:	1
	Funds:	Lincoln Inflation Plus Fund and Lincoln U.S. Equity Income Maximizer Fund (each a “Fund” collectively, the “Funds”)

Dear Mr. O’Brien:
Attached for filing via EDGAR is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed under the Securities Act of 1933, as amended, on behalf of the Funds.
Please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel